Qualitative and quantitative information on financial risks - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 811,122	€ 997,689
Loss allowance	(6,512)	(6,643)	€ (8,717)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	177,213	160,360
Credit risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	177,213	160,360
Loss allowance	(6,512)	(6,643)
Credit risk | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	183,725	167,003
Credit risk | Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	145,592	135,073
Loss allowance	(894)	(1,575)
Credit risk | Trade receivables | Not yet due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	146,486	136,648
Credit risk | Trade receivables | 0-90 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	28,162	21,261
Loss allowance	(1,210)	(696)
Credit risk | Trade receivables | 0-90 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	29,372	21,957
Credit risk | Trade receivables | 90-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,922	4,026
Loss allowance	(355)	(992)
Credit risk | Trade receivables | 90-180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	2,277	5,018
Credit risk | Trade receivables | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,537	0
Loss allowance	(4,053)	(3,380)
Credit risk | Trade receivables | >180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 5,590	€ 3,380